Investments and Sundry Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments and Sundry Assets
Deferred transition and setup costs and other deferred arrangements	$ 1,784	$ 1,853
Derivatives-noncurrent	753	588
Alliance investments - equity method	131	122
Alliance investments - non-equity method	127	531
Prepaid software	233	268
Long-term deposits	307	350
Other receivables	208	560
Employee benefit-related	493	409
Prepaid income taxes	261	434
Other assets	598	663
Total	$ 4,895	$ 5,778